Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Cash flows used in operating activities:
Net loss	$ (51,182)	¥ (369,542)	¥ (137,169)	¥ (143,223)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	10,499	75,806	47,313	26,534
Depreciation and amortization of property, equipment and software	1,699	12,264	13,355	14,265
Amortization of intangible assets				27
Amortization of right-of-use assets	3,955	28,557	17,489	15,373
(Gains)/loss from disposal of property, equipment and software	71	512	670	(1,494)
Equity in (income)/loss of affiliates	824	5,951	44	(328)
Impairment loss for equity investments accounted for using measurement alternative (Note 7)	480	3,461
Inventory valuation adjustments	1,289	9,310	(12,003)	14,223
(Reversal of)/provision for credit losses	(364)	(2,631)	13,844	(687)
Guarantee income			(46)	(126)
Discounting impact of non-current consideration payables	521	3,761	8,486	11,986
Fair value impact of the issuance of senior convertible preferred shares (Note 11, 16)	1,631	11,776	(242,733)	(186,231)
Gains from waiver of operating payables (Note 12)	(1,469)	(10,604)	(70,500)	(73,747)
Losses from extinguishment of debt			2,778
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	(2,121)	(15,312)	28,268	51,824
Amounts due from related parties				3,817
Loans recognized as a result of payments under guarantees	324	2,342	14,330	148,708
Financial lease receivables				10
Inventory	(1,610)	(11,622)	327,083	(372,120)
Payables, accruals and other current liabilities net of discounting impact	4,575	33,030	(204,786)	(266,922)
Deferred revenue	69	495	(4,140)	(5,247)
Consideration payable to WeBank, net of discounting impact	(5,540)	(40,000)	(53,423)	(81,604)
Net cash used in operating activities	(36,349)	(262,446)	(251,140)	(844,962)
Cash flows used in investing activities:
Proceeds from disposal of property, equipment and software	188	1,354	494	1,885
Purchase of property, equipment and software	(1,758)	(12,693)	(33,196)	(18,654)
Proceeds from disposal of subsidiaries			670
Net cash used in investing activities	(1,570)	(11,339)	(32,032)	(16,769)
Cash flows from financing activities:
Proceeds from borrowings	10,828	78,181	313,000
Repayment of borrowings	(2,770)	(20,000)	(234,050)	(79,560)
Repayment of long-term debt			(51,882)	(58,956)
Proceeds from exercise of share options	1	4	42	15,713
Proceeds from the issuance of senior convertible preferred shares	20,375	147,116	212,875	887,225
Net cash generated from financing activities	28,434	205,301	239,985	764,422
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(127)	(914)	221	(113)
Net decrease in cash, cash equivalents and restricted cash	(9,612)	(69,398)	(42,966)	(97,422)
Cash, cash equivalents and restricted cash at beginning of the period	12,926	93,331	136,297	233,719
Cash, cash equivalents and restricted cash at end of the period	3,314	23,933	93,331	136,297
Supplemental disclosure of cash flow information
- Cash paid for income tax	40	288	222	179
- Cash paid for interest (Note 8)	377	2,586	58,945	5,111
Supplemental schedule of non-cash investing and financing activities
- Settlement of finance lease liabilities with the issuance of redeemable non-controlling interests (Note 17)	20,372	147,090
- Net settlement of long-term debt with unreceived disposal consideration (Note 4)				45,350
- Conversion of long-term debt into Class A ordinary shares (Note 11)			511,318
- Net settlement of long-term debt with subscription receivable from preferred shareholders (Note 11)	$ 57,785	¥ 417,223